Debt - Schedule of Commodity Hedging Coverage (Details) - RBL Facility - Line of credit - Commodity Contracts - Scenario, Forecast MBbls in Thousands	12 Months Ended
	Dec. 31, 2019 $ / bbl MBbls	Dec. 31, 2018 $ / bbl MBbls
Debt Instrument [Line Items]
Oil swaps required by RBL Facility per year (Mbbls) | MBbls	1,622	1,876
Oil swaps required by RBL Facility, minimum price (in dollars per barrel) | $ / bbl	45.94	44.87